Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Ordinary shares outstanding were as follows:

	December 31,
(Shares in thousands)	2025	2024	2023
Balance at beginning of year	201,859	200,482	199,079
Shares issued under stock awards	1,237	1,377	1,403
Repurchases of common stock	(16,244)	—	—
Balance at end of year	186,852	201,859	200,482

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to Brightstar Lottery PLC
Balance at December 31, 2022	477	(7)	4	474	55	529
Change during period	5	(2)	—	3	(13)	(10)
Reclassified to operations (1)	—	2	—	2	—	2
Tax effect	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	4	1	—	4	(13)	(8)
Balance at December 31, 2023	481	(6)	3	479	42	521
Change during period	(30)	5	—	(25)	20	(5)
Reclassified to operations (1)	1	—	—	—	—	—
Tax effect	1	(1)	—	—	—	—
Other comprehensive (loss) income	(29)	4	—	(25)	20	(5)
Balance at December 31, 2024	452	(2)	3	453	63	516
Change during period	37	(7)	—	30	(36)	(6)
Reclassified to operations (1)	112	7	—	118	—	118
Tax effect	(1)	1	—	—	—	—
Other comprehensive income (loss)	148	1	—	148	(36)	112
Balance at December 31, 2025	600	(1)	3	602	26	628
(1) Foreign currency translation of approximately $112 million and unrealized loss on hedges of approximately $6 million were reclassified into gain on sale of discontinued operations, net of tax on the Consolidated Statements of Operations for the year ended December 31, 2025. Foreign currency translation adjustments were reclassified into foreign exchange loss (gain), net on the Consolidated Statements of Operations for subsidiaries liquidated for the years ended December 31, 2024. Unrealized gain (loss) on hedges were reclassified into service revenue (includes amortization of upfront license fees) on the Consolidated Statements of Operations for the years ended December 31, 2025, 2024, and 2023.